Retirement Benefits - Principal Actuarial Assumptions (Detail)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of defined benefit plans [abstract]
Discount rates	0.50%	0.70%	0.70%